Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 249,531	$ 125,440	$ 175,012
Short term investments	0	999	20,254	0
Receivables	64,607	62,438	83,497
Ore on leach pad	28,880	22,991	27,252
Metal and other inventory	148,286	170,670	132,781
Deferred tax assets	2,620	2,458	1,869
Restricted assets	660	396	60
Prepaid expenses and other	17,945	20,790	24,218
Total Current Assets	512,529	406,182	464,943
NON-CURRENT ASSETS
Property, plant and equipment, net	660,333	683,860	687,676
Mining properties, net	2,357,689	1,991,951	2,001,027
Ore on leach pad, non-current portion	26,861	21,356	6,679
Restricted assets	24,468	24,970	28,911
Marketable securities	16,008	27,065	19,844
Receivables, non-current portion	38,539	48,767	40,314
Debt issuance costs, net	11,890	3,713	1,889
Deferred tax assets	969	955	263
Other	17,430	12,582	12,895
Total Assets	3,666,716	3,221,401	3,264,441	3,157,527
Current Liabilities
Accounts payable	57,446	57,482	78,590
Accrued liabilities and other	9,369	10,002	13,126
Accrued income taxes	8,662	27,108	47,803
Accrued payroll and related benefits	15,576	21,306	16,240
Accrued interest payable	10,237	478	559
Current portion of capital leases and other debt obligations	5,485	55,983	32,602
Current portion of royalty obligation	44,605	65,104	61,721
Current portion of reclamation and mine closure	473	668	1,387
Deferred tax liability	121	121	53
Total Current Liabilities	151,974	238,252	252,081
Non-Current Liabilities
Long-term debt and capital leases	306,578	3,460	115,861
Non-current portion of royalty obligation	86,304	141,879	169,788
Reclamation and mine closure	35,708	34,670	32,371
Deferred income taxes	711,550	577,488	527,573
Other long term liabilities	23,110	27,372	30,046
Total Noncurrent Liabilities	1,163,250	784,869	875,639
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock	1,016	903	897
Additional paid-in capital	2,770,953	2,601,254	2,585,632
Accumulated deficit	(418,926)	(396,156)	(444,833)
Accumulated other comprehensive loss	(1,551)	(7,721)	(4,975)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,666,716	3,221,401	3,264,441
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	186,881	86,788	85,672
Short term investments		999	20,254
Receivables	1,414	8,520	8,697
Prepaid expenses and other	3,384	3,395	3,803
Total Current Assets	191,679	99,702	118,426
NON-CURRENT ASSETS
Property, plant and equipment, net	1,700	4,183	3,420
Restricted assets	18,682	18,922	18,904
Marketable securities	16,008	27,065	19,844
Debt issuance costs, net	11,890	3,713	434
Deferred tax assets	955	955
Net investment in subsidiaries	1,878,855	1,553,434	1,437,711
Other	52,443	39,120	35,867
Total Assets	2,172,212	1,747,094	1,634,606
Current Liabilities
Accounts payable	2,379	2,954	1,433
Accrued liabilities and other	2,309	1,418	3,467
Accrued income taxes	34	257
Accrued payroll and related benefits	3,231	7,477	7,125
Accrued interest payable	10,222	463	461
Current portion of capital leases and other debt obligations		48,081
Total Current Liabilities	18,175	60,650	12,486
Non-Current Liabilities
Long-term debt and capital leases	305,333		45,544
Deferred income taxes	118,743	115,425	110,195
Other long term liabilities	955	955	2,274
Intercompany payable (receivable)	(622,486)	(628,216)	(672,614)
Total Noncurrent Liabilities	(197,455)	(511,836)	(514,601)
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock	1,016	903	897
Additional paid-in capital	2,770,953	2,601,254	2,585,632
Accumulated deficit	(418,926)	(396,156)	(444,833)
Accumulated other comprehensive loss	(1,551)	(7,721)	(4,975)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,172,212	1,747,094	1,634,606
Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	723	400	433
Receivables	9,300	7,643	13,251
Ore on leach pad	28,880	22,991	27,252
Metal and other inventory	34,933	45,906	19,302
Prepaid expenses and other	8,480	5,947	7,323
Total Current Assets	82,316	82,887	67,561
NON-CURRENT ASSETS
Property, plant and equipment, net	203,350	208,857	202,311
Mining properties, net	297,594	301,506	309,287
Ore on leach pad, non-current portion	26,861	21,356	6,679
Restricted assets	60	60	4,705
Debt issuance costs, net			1,455
Other	14,717	12,360	6,023
Total Assets	624,898	627,026	598,021
Current Liabilities
Accounts payable	16,948	17,211	17,697
Accrued liabilities and other	2,254	4,014	3,938
Accrued payroll and related benefits	4,312	8,158	5,470
Accrued interest payable	4	5	16
Current portion of capital leases and other debt obligations	2,421	3,013	19,418
Current portion of royalty obligation	2,911
Total Current Liabilities	28,850	32,401	46,539
Non-Current Liabilities
Long-term debt and capital leases	312	1,675	65,082
Non-current portion of royalty obligation	19,135
Reclamation and mine closure	24,009	23,149	21,591
Other long term liabilities	705	8,086	18,698
Intercompany payable (receivable)	392,288	390,480	304,089
Total Noncurrent Liabilities	436,449	423,390	409,460
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock	350	350	350
Additional paid-in capital	107,734	107,734	102,316
Accumulated deficit	51,515	63,151	39,356
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	624,898	627,026	598,021
Non-Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	61,927	38,252	88,907
Receivables	53,893	46,275	61,549
Metal and other inventory	113,353	124,764	113,479
Deferred tax assets	2,620	2,458	1,869
Restricted assets	660	396	60
Prepaid expenses and other	6,081	11,448	13,092
Total Current Assets	238,534	223,593	278,956
NON-CURRENT ASSETS
Property, plant and equipment, net	455,283	470,820	481,945
Mining properties, net	2,060,095	1,690,445	1,691,740
Restricted assets	5,726	5,988	5,302
Receivables, non-current portion	38,539	48,767	40,314
Deferred tax assets	14		263
Net investment in subsidiaries	1,578,799	1,285,862	1,285,863
Other	318,635	318,330	318,533
Total Assets	4,695,625	4,043,805	4,102,916
Current Liabilities
Accounts payable	38,119	37,317	59,460
Accrued liabilities and other	4,806	4,570	5,721
Accrued income taxes	8,628	26,851	47,803
Accrued payroll and related benefits	8,033	5,671	3,645
Accrued interest payable	1,033	1,002	1,043
Current portion of capital leases and other debt obligations	307,714	309,539	313,184
Current portion of royalty obligation	41,694	65,104	61,721
Current portion of reclamation and mine closure	1,068	1,445	7
Deferred tax liability	121	121	53
Total Current Liabilities	411,216	451,620	492,637
Non-Current Liabilities
Long-term debt and capital leases	63,625	53,367	51,801
Non-current portion of royalty obligation	67,169	141,879	169,788
Reclamation and mine closure	11,104	10,744	12,162
Deferred income taxes	592,807	462,063	417,378
Other long term liabilities	21,450	18,331	9,074
Intercompany payable (receivable)	230,198	237,736	368,525
Total Noncurrent Liabilities	986,353	924,120	1,028,728
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock	120,848	22,760	7,301
Additional paid-in capital	3,235,572	2,748,173	2,692,055
Accumulated deficit	(58,364)	(102,868)	(117,805)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,695,625	4,043,805	4,102,916
Consolidation, Eliminations [Member]
NON-CURRENT ASSETS
Net investment in subsidiaries	(3,457,654)	(2,839,296)	(2,723,574)
Other	(368,365)	(357,228)	(347,528)
Total Assets	(3,826,019)	(3,196,524)	(3,071,102)
Current Liabilities
Accrued interest payable	(1,022)	(992)	(961)
Current portion of capital leases and other debt obligations	(304,650)	(304,650)	(300,000)
Current portion of reclamation and mine closure	(595)	(777)	1,380
Total Current Liabilities	(306,267)	(306,419)	(299,581)
Non-Current Liabilities
Long-term debt and capital leases	(62,692)	(51,582)	(46,566)
Reclamation and mine closure	595	777	(1,382)
Total Noncurrent Liabilities	(62,097)	(50,805)	(47,948)
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common stock	(121,198)	(23,110)	(7,651)
Additional paid-in capital	(3,343,306)	(2,855,907)	(2,794,371)
Accumulated deficit	6,849	39,717	78,449
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ (3,826,019)	$ (3,196,524)	$ (3,071,102)